Putnam
International
Growth
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-98

[LOGO: BOSTON * LONDON * TOKYO]



* Putnam International Growth Fund's class A shares were ranked in the top 5% by Lipper Analytical Services for the 5-year period ended December 31, 1998. The fund ranked 7 out of 149 international funds ranked.*

* Morningstar, an independent rating agency, gave the fund's class A shares 4 out of 5 stars for overall performance as of December 31, 1998 (based on the fund's average annual returns for the 3- and 5-year periods). Only 22.5% of the 862 international equity funds rated receive 4 stars.+

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

18 Financial statements

* Past performance is not indicative of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. For the 1-year period ended 12/31/98, the fund ranked 111 out of 527 funds. The fund was not ranked over longer periods. Performance of other share classes will vary.

+ Morningstar ratings reflect risk-adjusted performance through 12/31/98 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For both 3- and 5-year performance, the fund received 4 stars. There were 862 and 407 international equity funds rated, respectively, 10% of the funds in an investment category receive 5 stars; the next 22.5% receive 4 stars. Performance of other share classes will vary. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam International Growth Fund began fiscal 1999 just as the world's equity investors were hastily shifting assets from stocks to high-quality bonds in the aftermath of a global financial crisis. By the time the fund's fiscal year reached its midpoint on December 31, 1998, the mood had begun to change and investors were edging their way back to stocks.

European equities were among the beneficiaries of this brightening mood. Your fund's managers are now watching Europe's reactions to the historic introduction of the euro with interest. In Asia, recently beset by financial and economic woes, brighter prospects for semiconductor stocks have led to some additions to the portfolio in this sector. Overall, technology weightings have been increased, while financial and oil allocations have been trimmed.

Your fund's managers are generally optimistic about prospects for international equity markets over the near term. In the following report, they comment both on first-half performance and the outlook for the remainder of fiscal '99.

Respectfully yours,


/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
February 17, 1999



Report from the Fund Managers
Justin M. Scott
Omid Kamshad

The year 1998 will be long remembered for the dramatic highs and lows investors experienced on a day-to-day basis and for an unusual period of widespread equity weakness late in the summer of 1998. Although most international markets ended the year on an upbeat note, many stocks did not quite return to the high levels they had reached during the summer. Your fund -- which looks for companies with the combination of solid earnings growth and attractive valuations -- posted steady gains in the first half of the year but did not post further growth during the second half of the year. Consequently, the fund had a modest loss of -0.86% at net asset value (-6.56% at public offering price) for the six months that ended December 31, 1998, the first half of the fund's 1999 fiscal year. To see the fund's competitive ranking over longer time periods, please turn to page 2. For more information on the fund's performance, including the performance of other share classes, please turn to page 9.

* EURO ARRIVES IN EUROPE; EMPHASIS ON CONTINENT MAINTAINED

One of the most significant economic events of the post-World War II period occurred on January 1, 1999, with the commencement of Europe's Economic and Monetary Union (EMU) in 11 countries. European stocks and bonds are now denominated in euros, and local currencies will cease to circulate in 2002. We have spent some time evaluating potential opportunities for the fund in light of this important change. Overall we believe EMU will only enhance the strong restructuring and consolidation trend that has already benefited shareholders in European equities. Companies will now be forced to compete within global sectors rather than local markets and the investment attributes of firms will be more transparent and comparable for investors than they have been in the past.

As for developments during the fund's semiannual period, we continued to emphasize continental Europe over the United Kingdom. Growth rates in Europe remained higher than those in the United Kingdom, and European interest rates were lower than their British counterparts. Britain, which opted out of EMU at least for now, has been suffering from a slowing economy and a prohibitively strong currency.

* TELECOMMUNICATIONS CONTINUES AS MAJOR FOCUS

Across Europe and around the world, we have built significant positions in fixed line and wireless telecommunications companies. From operators to equipment makers, telecommunications companies have offered some of the strongest growth rates in the world. Once controlled by national monopolies, this industry is now dominated by intense competition and innovation related to improvements in the transmission of voice, data, and video, whether over land lines or the Internet.

Wireless communications and the increasingly ubiquitous, mobile handsets offer significant growth potential as the now-established digital technology moves to broadband communications, which can offer a multitude of useful features. A Financial Times columnist observed in the January 12, 1999, issue: "Mobile phones will play an increasingly important role in the mix of telecom technologies. They will soon start to dictate the economics of the industry."

[GRAPHIC OMITTED: horizontal bar chart COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS*

France              15.1%

United Kingdom      14.3%

Switzerland         11.7%

Japan               10.2%

Netherlands          8.4%

Footnote reads:
*Based on net assets as of 12/31/98. Holdings will vary over time.

One mobile phone company held by your fund, Nokia, based in Finland, is a leader in cellular infrastructure and handset production. During the year, the company moved ahead of rivals Ericsson and Motorola in the European, Asian, and North American markets. Additionally just as many telecommunications companies have benefited from the move from analog to digital technology, Nokia is well positioned to benefit from the development of several exciting types of applications related to broadband technology. While this holding, along with others discussed in this report, was viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* SEMICONDUCTOR REBOUND PROMPTS PURCHASES IN ASIA AND EUROPE

In the past couple of years, semiconductors have endured a slump in prices based on excess manufacturing capacity and falling demand. Lately this price cycle has stabilized and made the prospects of memory chip manufacturers more appealing. Consequently, we have established positions in several well-known Asian chip makers, including Samsung of South Korea and Fujitsu of Japan. These companies were selected for the fund not only because of our optimism about the semiconductor business cycle but also because of their leadership as relatively shareholder-friendly companies. Unlike many other companies in Japan and South Korea, these two have taken steps to address the concerns of their shareholders.

In Europe, we raised the fund's weighting in STMicroelectronics. Based in France, the company has benefited from the recent rebound in the global semiconductor market. More importantly, though, STMicroelectronics does not depend on commodity-type chips such as DRAMs, whose prices suffered the most during the recent worldwide supply glut. The company produces some of the more sophisticated products used in digital products and by the telecommunications and personal computer industries.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Pharmacia & Upjohn, Inc. (Sweden)
Pharmaceuticals

Internationale Nederlanden Groep (Netherlands)
Insurance and finance

Telecom Italia S.p.A. (Italy)
Insurance and finance

Novartis AG ADR (Switzerland)
Pharmaceuticals

Mannesmann AG (Germany)
Business equipment and services

Vivendi (France)
Environmental control

Nestle S.A. (Switzerland)
Food and beverage

Banque National de Paris (France)
Insurance and finance

Oy Nokia AB Class A (Finland)
Telecommunications

Akzo-Nobel N.V. (Netherlands)
Chemicals

Footnote reads:
These holdings represent 22.0% of the fund's net assets as of 12/31/98. Portfolio holdings will vary over time.

* EXPOSURE TO FINANCE AND OIL COMPANIES REDUCED

The third quarter of 1998 was marked by severe downturns in the financial markets, with financial firms around the world forced to absorb steep losses in emerging-markets securities and trading revenues. Obviously European companies were not alone in feeling the negative effects of the extreme levels of market volatility. We took the opportunity presented by the strong rebound in the financial markets in the fourth quarter to reduce the fund's exposure to certain financial companies that had ceased to meet our investment criteria.

We also continued to avoid companies sensitive to the historically low prices found in many types of commodities -- particularly oil. Given our expectations of generally slower economic growth throughout the world, we do not anticipate these firms being able to show solid growth rates for the foreseeable future. As some of the recent large-scale oil mergers reveal, it is becoming quite difficult for these companies to increase their earnings.

* OUTLOOK REMAINS OPTIMISTIC DESPITE SLOWER GROWTH PROSPECTS

We remain reasonably optimistic about the current investment environment in the international markets. Although growth may be somewhat slower in Europe, we believe continental Europe will continue to offer better growth relative to the rest of the world as well as the potential for additional corporate consolidation activity. Additionally, in the United Kingdom, we have begun to target certain companies that offer value in strong industries such as media. We will continue to de-emphasize stocks that are sensitive to commodity price changes as well as companies from troubled areas such as Latin America.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/98, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Growth Fund is designed for investors seeking capital appreciation through equity securities of issuers located outside the United States.

TOTAL RETURN FOR PERIODS ENDED 12/31/98

                                Class A            Class B           Class M
(inception date)               (2/28/91)          (6/1/94)          (12/1/94)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                    -0.86%   -6.56%   -1.22%   -6.04%   -1.13%   -4.60%
------------------------------------------------------------------------------
1 year                      18.95    12.09    18.09    13.09    18.36    14.23
------------------------------------------------------------------------------
5 years                     85.73    74.99    78.79    76.79    81.61    75.30
Annual average              13.18    11.84    12.32    12.07    12.68    11.88
------------------------------------------------------------------------------
Life of fund               165.01   149.67   148.63   148.63   154.15   145.27
Annual average              13.24    12.38    12.32    12.32    12.63    12.12
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/98

                                                       MSCI         Consumer
                                                    EAFE Index     Price Index
------------------------------------------------------------------------------
6 months                                               3.51%          0.74%
------------------------------------------------------------------------------
1 year                                                20.00           1.80
------------------------------------------------------------------------------
5 years                                               55.23          12.62
Annual average                                         9.19           2.41
------------------------------------------------------------------------------
Life of fund                                          77.30          21.81
Annual average                                         7.58           2.55
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Returns do not take into account any adjustment for taxes payable on reinvested distributions. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 12/31/98

                                  Class A     Class B      Class M
------------------------------------------------------------------------------
Distributions (number)               1           1            1
------------------------------------------------------------------------------
Income                            $0.211      $0.099        $0.131
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                          0.360       0.360         0.360
------------------------------------------------------------------------------
Short-term                           --          --           --
------------------------------------------------------------------------------
 Total                            $0.571      $0.459        $0.491
------------------------------------------------------------------------------
Share value:                  NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
6/30/98                    $20.00   $21.22   $19.63   $19.85   $20.57
------------------------------------------------------------------------------
12/31/98                    19.23    20.40    18.91    19.11    19.80
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities from Europe, Australia and the Far East, with all values expressed in U.S. dollars. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



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

Portfolio of investments owned
December 31, 1998 (Unaudited)

COMMON STOCKS (97.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Australia (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,353,250  Cable and Wireless Optus 144A                                                          $    4,935,812
          2,621,500  Coles Myer Ltd. (NON)                                                                      13,706,054
            994,155  News Corp. Ltd. ADR                                                                        26,282,973
             10,000  Woolworth Ltd.                                                                                 33,975
                                                                                                            --------------
                                                                                                                44,958,814

Brazil (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,027,700  Companhia Energetica de Minas Gerais ADR                                                   19,783,225
          1,162,150  Telesp Celular Participacoes S.A. (NON)                                                     8,562,198
            259,200  Telesp Participacoes S.A. (NON)                                                             5,900,662
                                                                                                            --------------
                                                                                                                34,246,085

Canada (4.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,101,967  Bank of Nova Scotia                                                                        46,351,772
          1,661,757  BCE Inc.                                                                                   62,811,266
            690,229  BCE Mobile Communications, Inc. (NON)                                                      18,715,782
             26,400  BCE Mobile Communications, Inc. 144A (NON)                                                    715,844
          1,644,900  Bombardier, Inc.                                                                           23,644,430
             76,300  Royal Bank of Canada                                                                        3,816,276
                                                                                                            --------------
                                                                                                               156,055,370

Finland (2.6%)
--------------------------------------------------------------------------------------------------------------------------
            553,114  Huhtamaki I Free                                                                           21,054,472
            533,301  Oy Nokia AB Class A                                                                        64,877,194
            438,800  Sampo Insurance Co., Ltd. Class A                                                          16,660,022
                                                                                                            --------------
                                                                                                               102,591,688

France (15.1%)
--------------------------------------------------------------------------------------------------------------------------
              7,998  AGF (Assurances Generales de France)                                                          477,702
            366,330  AXA S.A. (NON)                                                                             53,094,155
            802,182  Banque National de Paris                                                                   66,055,462
            209,564  Bouygues SA                                                                                43,197,475
            149,115  Credit Commercial de France                                                                13,847,708
             64,317  Groupe Danone                                                                              18,413,441
            215,104  Elf Aquitaine S.A. (NON)                                                                   24,863,955
            172,300  France Telecom S.A.                                                                        13,688,550
             13,600  ISIS Holdings                                                                                 970,959
            388,750  Lafarge Coppee                                                                             36,936,363
            687,783  Michelin Corp. Class B                                                                     27,505,413
            680,350  SCOR                                                                                       44,981,718
            236,434  Societe Generale (NON)                                                                     38,286,680
            216,956  Societe Television Francaise 1                                                             38,626,375
            806,273  STMicroelectronics N.V. ADR (NON)                                                          62,939,686
          1,033,916  Telfonica S.A. (NON)                                                                          918,000
            202,399  Total S.A. Class B                                                                         20,498,118
            338,557  Vivendi                                                                                    87,839,328
                                                                                                            --------------
                                                                                                               593,141,088

Germany (6.8%)
--------------------------------------------------------------------------------------------------------------------------
             24,178  Bayerische Motoren Werke (BMW) AG                                                          18,772,686
              9,720  Bayerische Motoren Werke-New                                                                7,208,431
            874,300  Deutsche Telekom AG (NON)                                                                  28,770,576
          1,300,038  Hoechst AG (NON)                                                                           53,943,809
            766,570  Mannesmann AG                                                                              87,921,017
            513,808  Veba (Vereinigte Elektrizitaets Bergwerks) AG                                              30,761,219
            498,237  Volkswagon AG                                                                              39,791,942
                                                                                                            --------------
                                                                                                               267,169,680

Greece (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            736,733  Hellenic Telecommunication Organization S.A.                                               19,591,865
            346,281  Hellenic Telecommunication Organization SA ADR (NON)                                        4,588,223
                                                                                                            --------------
                                                                                                                24,180,088

Hong Kong (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,216,000  China Telecom Ltd. (NON)                                                                    2,103,426
          5,858,000  Hong Kong and China Gas Co., Ltd.                                                           7,448,597
          3,125,000  Smartone Telecommunications                                                                 8,673,160
          1,265,000  Smartone Telecommunications 144A (NON)                                                      3,510,895
                                                                                                            --------------
                                                                                                                21,736,078

Ireland (4.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,372,420  Allied Irish Banks PLC (NON)                                                               42,439,296
          2,563,126  Bank of Ireland                                                                            56,979,953
          3,410,095  CRH PLC                                                                                    58,821,411
                                                                                                            --------------
                                                                                                               158,240,660

Italy (2.9%)
--------------------------------------------------------------------------------------------------------------------------
            347,300  Banca Popolare Di Brescia                                                                   8,475,393
         11,880,448  Telecom Italia S.p.A.                                                                     101,438,295
         10,478,200  Unione Immobiliare S.p.A. (NON)                                                             5,469,425
                                                                                                            --------------
                                                                                                               115,383,113

Japan (10.2%)
--------------------------------------------------------------------------------------------------------------------------
            258,000  Canon, Inc.                                                                                 5,505,125
            509,100  Chubu Electric Power, Inc.                                                                 10,255,766
                 70  Circle K Japan Co. Ltd.                                                                         3,074
            354,000  Eisai Co. Ltd.                                                                              6,881,074
          2,534,000  Fujitsu Ltd.                                                                               33,695,618
            445,000  Honda Motor Co., Ltd.                                                                      14,586,941
             22,200  Kita Kyushu Coca-Cola Bottling                                                                694,363
            256,100  Mabuchi Motor                                                                              19,572,937
            743,000  Matsushita-Kotobuki Electronics Industries, Ltd.                                           16,018,024
            901,400  Mitsumi Electric Company, Ltd.                                                             19,034,688
             77,000  Murata Manufacturing Co. Ltd.                                                               3,190,758
         12,776,000  Nikko Securities Co. Ltd.                                                                  35,557,872
              5,224  Nippon Telegraph and Telephone Corp. (NON)                                                 40,248,524
             62,950  Nippon Television Network Corp.                                                            18,521,249
            339,300  Promise Co., Ltd.                                                                          17,627,531
          1,186,000  Ricoh Co., Ltd.                                                                            10,918,996
             29,000  Rohm Co. Ltd. (NON)                                                                         2,636,597
          1,671,000  Sankyo Co., Ltd. (NON)                                                                     36,467,309
            160,000  Shin-Etsu Chemical Co. (NON)                                                                3,845,202
            570,000  Shiseido Co., Ltd. (NON)                                                                    7,312,599
            295,000  Sony Corp.                                                                                 21,451,228
            177,000  TDK Corp.                                                                                  16,154,886
            550,600  Tokyo Electric Power Co.                                                                   13,572,840
          1,415,000  Yamanouchi Pharmaceutical Co., Ltd.                                                        45,508,040
                                                                                                            --------------
                                                                                                               399,261,241

Mexico (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,292,100  Coca-Cola Femsa S.A. ADR                                                                   17,120,325
          8,075,400  Fomento Economico Mexicano, S.A. de C.V.                                                   22,023,818
            573,900  Grupo Televisa S.A.GDR (NON)                                                               14,168,156
            602,525  Telefonos de Mexico S.A. ADR Class L                                                       29,335,436
                                                                                                            --------------
                                                                                                                82,647,735

Netherlands (8.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,425,569  Akzo-Nobel N.V.                                                                            64,850,306
            199,800  ASM Lithography Holding N.V. (NON)                                                          6,093,900
             37,230  Benckiser N.V.                                                                              2,436,441
             93,230  Equant N.V. (NON)                                                                           6,487,582
            303,088  Gucci Group N.V.                                                                           14,737,654
          1,744,562  Internationale Nederlanden Groep                                                          106,279,515
          1,539,182  Koninklijke Ahold N.V.                                                                     56,833,855
            282,015  Laurus N.V. (NON)                                                                           7,112,260
            332,817  Philips Electronics N.V.                                                                   22,311,754
            621,995  TNT Post Group N.V. (NON)                                                                  20,021,653
            531,006  Vedior NV (NON)                                                                            10,453,430
            483,968  Vendex International N.V. (NON)                                                            11,741,921
                                                                                                            --------------
                                                                                                               329,360,271

Poland (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            213,700  Bank Handlowy 144A (NON)                                                                    2,640,003

Portugal (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            294,700  Cimpor-Cimentos de Portugal, SGPS, S.A.                                                     9,393,035
          1,157,019  Electricidade de Portugal S.A.                                                             25,435,607
            551,915  Portugal Telecom S.A. (NON)                                                                25,266,920
                                                                                                            --------------
                                                                                                                60,095,562

Singapore (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          5,339,000  Oversea Chinese Banking Corp.                                                              36,251,470
          2,971,000  United Overseas Bank Ltd.                                                                  19,092,210
                                                                                                            --------------
                                                                                                                55,343,680

South Korea (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,849,129  Korea Electric Power Corp.                                                                 45,919,853
            461,500  Pohang Iron & Steel Company, Ltd. ADR                                                       7,787,813
            457,580  Samsung Electronics Co.                                                                    30,772,255
                                                                                                            --------------
                                                                                                                84,479,921

Spain (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,033,916  Telfonica de Espana                                                                        45,972,870

Sweden (5.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,587,824  Ericsson Class B (NON)                                                                     37,740,152
            563,713  ForeningsSparbanken AB                                                                     14,578,784
          1,779,837  Nordbanken Holding AG                                                                      11,397,971
          1,915,221  Pharmacia & Upjohn, Inc. (NON)                                                            107,082,553
            206,100  Sandvik AB Class B (NON)                                                                    3,553,448
            555,350  SKF AB Class B                                                                              6,463,125
            336,477  Svenska Handelsbanken                                                                      14,171,815
            644,347  Volvo AB                                                                                   14,759,673
                                                                                                            --------------
                                                                                                               209,747,521

Switzerland (11.7%)
--------------------------------------------------------------------------------------------------------------------------
             20,894  Cie Finance Richemont                                                                      29,542,154
             23,859  Edipresse S.A.                                                                              6,861,525
             47,054  Georg Fischer AG (NON)                                                                     15,913,056
             16,321  Julius Baer Holdings AG                                                                    54,244,896
              2,797  Kuoni Reisen AG (NON)                                                                      11,098,398
             35,842  Nestle S.A.                                                                                78,025,177
             51,241  Novartis AG ADR                                                                           100,728,381
             62,230  Publicitas Holding S.A.                                                                    19,029,195
             63,250  Swisscom AG (NON)                                                                          26,478,886
            197,778  UBS AG (NON)                                                                               60,766,157
          3,756,352  Zurich Allied PLC (NON)                                                                    55,820,833
                                                                                                            --------------
                                                                                                               458,508,658

United Kingdom (14.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,493,003  Avis Europe PLC 144A ADR                                                                    6,211,752
          2,159,288  Bass PLC                                                                                   31,318,312
          4,017,889  British Airways PLC (NON)                                                                  26,989,864
          4,975,700  Cable and Wireless PLC                                                                     60,950,653
          2,630,389  Dixons Group PLC (NON)                                                                     36,864,923
          2,544,900  EMI Group PLC (NON)                                                                        16,958,073
          3,073,900  Granada Group PLC (NON)                                                                    54,137,527
          3,792,900  Marks & Spencer PLC                                                                        25,918,615
          2,431,906  National Westminster Bancorp Inc. (NON)                                                    46,720,766
          2,999,169  Orange PLC ADR (NON)                                                                       34,725,386
            692,686  Royal PTT                                                                                  34,643,514
             39,700  Scottish Power PLC                                                                            406,357
          7,032,600  Securicor Group PLC (NON)                                                                  58,752,478
         10,922,572  Siebe PLC (NON)                                                                            42,909,455
          2,477,500  Smithkline Beecham PLC ADR                                                                 34,496,314
          2,150,232  Smiths Industries PLC                                                                      30,563,226
          1,185,008  Vodafone Group PLC                                                                         19,171,268
                                                                                                            --------------
                                                                                                               561,738,483

United States (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            693,058  AFLAC Inc.                                                                                 30,494,552
                                                                                                            --------------
                     Total Common Stocks (cost $3,173,411,521)                                              $3,837,993,161

SHORT-TERM INVESTMENTS (3.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $25,000,000  Corporate Receivables Corp., for an effective yield
                       of 5.12%, March 12, 1999                                                             $   24,751,100
         13,000,000  Federal National Mortgage for an effective yield
                       of 5.04%, February 19,1999                                                               12,910,820
         25,000,000  National Australia Funding for an effective yield
                       of 5.17%, February 2,1999                                                                24,885,110
         40,000,000  National Rural Utilities for an effective yield
                       of 5.02%, March 26,1999                                                                  39,531,480
         25,000,000  Windmill Funding for an effective yield of 5.33%,
                       January 29,1999                                                                          24,896,360
                                                                                                            --------------
                     Total Short-Term Investments (cost $126,974,870)                                       $  126,974,870
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,300,386,391) (b)                                            $3,964,968,031
--------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $3,927,251,548.

  (b) The aggregate identified cost on a tax basis is $3,319,500,149, resulting in gross unrealized appreciation and depreciation of $742,854,924 and $97,387,042, respectively, or net unrealized appreciation of $645,467,882.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


      ADR and GDR after the name of a foreign holding stands for American Depository Receipts and Global Depository
      Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.


      The fund had the following industry group concentrations greater than 10% at December 31, 1998 (as a percentage of net assets):

        Insurance and Finance     15.6%
        Telecommunications        13.3

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
December 31, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,300,386,391) (Note 1)                                        $3,964,968,031
-----------------------------------------------------------------------------------------------
Cash                                                                                    422,348
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivable                                              6,561,277
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               24,407,778
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        7,985,294
-----------------------------------------------------------------------------------------------
Total assets                                                                      4,004,344,728

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                         84,404
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     34,797,639
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            8,463,407
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          5,344,769
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            1,155,729
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            22,225
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              8,273
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,669,905
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                        23,319,369
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                1,227,460
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    77,093,180
-----------------------------------------------------------------------------------------------
Net assets                                                                       $3,927,251,548

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,470,517,892
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (19,405,736)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions  (Note 1)                                            (188,469,629)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                               664,609,021
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,927,251,548

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,169,422,139 divided by 112,805,084 shares)                                           $19.23
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $19.23)*                                  $20.40
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,446,045,310 divided by 76,470,548 shares)**                                          $18.91
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($159,613,731 divided by 8,351,045 shares)                                               $19.11
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $19.11)*                                  $19.80
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($152,170,368 divided by 7,891,689 shares)                                               $19.28
-----------------------------------------------------------------------------------------------
  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended December 31, 1998 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,157,600)                                        $11,432,155
-----------------------------------------------------------------------------------------------
Interest                                                                              5,332,315
-----------------------------------------------------------------------------------------------
Total investment income                                                              16,764,470

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     10,955,094
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        6,254,252
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        30,881
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         16,698
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 2,406,997
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 6,395,675
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   537,068
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  76,755
-----------------------------------------------------------------------------------------------
Registration fees                                                                       206,636
-----------------------------------------------------------------------------------------------
Auditing                                                                                 39,452
-----------------------------------------------------------------------------------------------
Legal                                                                                     8,872
-----------------------------------------------------------------------------------------------
Postage                                                                                 395,371
-----------------------------------------------------------------------------------------------
Other                                                                                   393,350
-----------------------------------------------------------------------------------------------
Total expenses                                                                       27,717,101
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (677,879)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         27,039,222
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (10,274,752)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (152,691,617)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (31,225,454)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                  5,645,044
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        188,213,369
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               9,941,342
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                  $(333,410)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                Six months ended      Year ended
                                                                                    December 31         June 30
                                                                                          1998*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                     $  (10,274,752) $   17,525,968
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                              (183,917,071)    129,006,993
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        193,858,413     307,884,420
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                        (333,410)    454,417,381
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (22,568,753)    (14,955,356)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (7,287,243)     (7,467,011)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (1,060,969)       (988,741)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (1,891,655)     (1,576,368)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (38,505,930)    (47,508,780)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (26,499,065)    (34,141,073)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (2,915,639)     (4,010,737)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (2,723,694)     (4,501,470)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   685,448,876   1,649,963,229
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        581,662,518   1,989,231,074

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               3,345,589,030   1,356,357,956
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income and undistributed net investment
income of $19,405,736 and $23,677,636, respectively)                             $3,927,251,548  $3,345,589,030
---------------------------------------------------------------------------------------------------------------

 * Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six Months
                                   ended
Per-share                    December 31
operating performance         (Unaudited)                                        Year ended June 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $20.00           $17.58           $14.25           $12.10           $11.83            $9.58
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.03)(c)          .20(c)           .15(c)           .13(c)           .08(d)          (.06)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 (.17)            3.26             3.39             2.29              .36             2.53
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.20)            3.46             3.54             2.42              .44             2.47
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.21)            (.25)            (.15)            (.26)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.36)            (.79)            (.06)            (.01)            (.11)            (.22)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --             (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.57)           (1.04)            (.21)            (.27)            (.17)            (.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $19.23           $20.00           $17.58           $14.25           $12.10           $11.83
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)          (0.86)*          20.73            25.13            20.21             3.76            25.81
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,169,422       $1,827,331         $728,849         $151,088          $32,856           $8,781
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .66*            1.36             1.59             1.74             1.61(d)          2.17(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           (.15)*           1.07              .98              .99              .97(d)          (.17)(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             45.56*           93.53            86.40            44.14            25.83            96.13
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(d) Reflects an expense limitation in effect during the year. As a result of such limitation, expenses for class A shares of the fund for the periods ended June 30, 1994 and June 30, 1993 reflect per share reductions of approximately $0.03 and  $0.05, respectively. Expenses for class B shares of the fund for the period ended June 30, 1994 reflect a reduction of less than $0.01 per share. Expenses for class A, B and M shares for the period ended June 30, 1995 reflect a reduction of less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six Months
                                   ended                                                                       For the period
Per-share                    December 31                                                                         June 1, 1994+
operating performance         (Unaudited)                              Year ended June 30                          to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $19.63           $17.32           $14.10           $12.00           $11.82           $11.78
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.10)(c)          .06(c)           .03(c)           .04(c)           .01(d)          (.01)(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 (.16)            3.21             3.34             2.26              .34              .05
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.26)            3.27             3.37             2.30              .35              .04
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.10)            (.17)            (.09)            (.19)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.36)            (.79)            (.06)            (.01)            (.11)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --             (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.46)            (.96)            (.15)            (.20)            (.17)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $18.91           $19.63           $17.32           $14.10           $12.00           $11.82
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)          (1.22)*          19.87            24.09            19.35             3.00             0.34*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,446,045       $1,226,917         $472,663         $132,013          $25,892           $2,470
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)           1.03*            2.11             2.34             2.49             2.41(d)           .15(d) *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           (.53)*            .31              .18              .32              .23(d)          (.06)(d) *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             45.56*           93.53            86.40            44.14            25.83            96.13
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(d) Reflects an expense limitation in effect during the year. As a result of such limitation, expenses for class A shares of the fund for the periods ended June 30, 1994 and June 30, 1993 reflect per share reductions of approximately $0.03 and  $0.05, respectively. Expenses for class B shares of the fund for the period ended June 30, 1994 reflect a reduction of less than $0.01 per share. Expenses for class A, B and M shares for the period ended June 30, 1995 reflect a reduction of less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                               Six Months
                                                    ended                                                      For the period
Per-share                                     December 31                                                        Dec. 1, 1994
operating performance                          (Unaudited)                      Year ended June 30                 to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $19.85           $17.48           $14.22           $12.09           $11.87
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.07)(c)          .10(c)           .07(c)           .08(c)           .03(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  (.18)            3.26             3.36             2.28              .36
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.25)            3.36             3.43             2.36              .39
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.13)            (.20)            (.11)            (.22)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.36)            (.79)            (.06)            (.01)            (.11)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --               --             (.06)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.49)            (.99)            (.17)            (.23)            (.17)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $19.11           $19.85           $17.48           $14.22           $12.09
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (1.13)*          20.18            24.40            19.71             3.33*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $159,614         $140,202          $58,471          $14,309           $1,777
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .91*            1.86             2.09             2.25             1.61(d)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            (.40)*            .54              .44              .61              .58(d) *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              45.56*           93.53            86.40            44.14            25.83
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(d) Reflects an expense limitation in effect during the year. As a result of such limitation, expenses for class A shares of the fund for the periods ended June 30, 1994 and June 30, 1993 reflect per share reductions of approximately $0.03 and  $0.05, respectively. Expenses for class B shares of the fund for the period ended June 30, 1994 reflect a reduction of less than $0.01 per share. Expenses for class A, B and M shares for the period ended June 30, 1995 reflect a reduction of less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS  Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six Months
                                                                                      ended                    For the period
Per-share                                                                       December 31       Year ended    July 12, 1996+
operating performance                                                            (Unaudited)         June 30       to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $20.05           $17.60           $13.88
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                             --(c)           .22(c)           .20(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    (.17)            3.30             3.75
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  (.17)            3.52             3.95
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.24)            (.28)            (.17)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.36)            (.79)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                                      --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.60)           (1.07)            (.23)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $19.28           $20.05           $17.60
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                             (0.73)*          21.08            25.44*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $152,170         $151,139          $96,375
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .53*            1.11             1.30*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              (.03)*           1.22             1.26*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                45.56*           93.53            86.40
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(d) Reflects an expense limitation in effect during the year. As a result of such limitation, expenses for class A shares of the fund for the periods ended June 30, 1994 and June 30, 1993 reflect per share reductions of approximately $0.03 and  $0.05, respectively. Expenses for class B shares of the fund for the period ended June 30, 1994 reflect a reduction of less than $0.01 per share. Expenses for class A, B and M shares for the period ended June 30, 1995 reflect a reduction of less than $0.01 per share.




Notes to financial statements
December 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam International Growth Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in equity securities of companies located outside United States.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market in which the securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended December 31, 1998, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

As part of the subcustodian contract between the subcustodian bank and by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc., the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At December 31, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC, a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended December 31, 1998, fund expenses were reduced by $677,879 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,760 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00%, and 0.75% of the average net assets attributable to class A, class B, and class M shares, respectively.

For the six months ended December 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $746,455 and $71,936 from the sale of class A and class M shares, respectively and received $917,299 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended December 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $88,240 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended December 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $2,180,087,118 and $1,507,803,283, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At December 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                             Six months ended
                                                            December 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     87,094,073     $1,602,662,837
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,117,216         57,169,538
-----------------------------------------------------------------------------
                                                90,211,289      1,659,832,375

Shares
repurchased                                    (68,780,243)    (1,265,887,572)
-----------------------------------------------------------------------------
Net increase                                    21,431,046      $ 393,944,803
-----------------------------------------------------------------------------

                                                                   Year ended
                                                                June 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    123,266,783     $2,252,767,517
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,480,561         59,099,849
-----------------------------------------------------------------------------
                                               126,747,344      2,311,867,366

Shares
repurchased                                    (76,840,446)    (1,405,944,518)
-----------------------------------------------------------------------------
Net increase                                    49,906,898      $ 905,922,848
-----------------------------------------------------------------------------

                                                             Six months ended
                                                            December 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     20,840,947       $381,959,273
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,608,382         29,015,072
-----------------------------------------------------------------------------
                                                22,449,329        410,974,345

Shares
repurchased                                     (8,484,291)      (150,468,165)
-----------------------------------------------------------------------------
Net increase                                    13,965,038       $260,506,180
-----------------------------------------------------------------------------

                                                                   Year ended
                                                                June 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     46,843,691       $847,319,199
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,153,109         36,043,044
-----------------------------------------------------------------------------
                                                48,966,800        883,362,243

Shares
repurchased                                    (13,778,805)      (245,963,625)
-----------------------------------------------------------------------------
Net increase                                    35,217,995       $637,398,618
-----------------------------------------------------------------------------

                                                            Six months ended
                                                            December 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,689,285        $49,371,325
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      207,986          3,791,747
-----------------------------------------------------------------------------
                                                 2,897,271         53,163,072

Shares
repurchased                                     (1,610,182)       (29,096,582)
-----------------------------------------------------------------------------
Net increase                                     1,287,089        $24,066,490
-----------------------------------------------------------------------------

                                                                   Year ended
                                                                June 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,937,401       $108,032,817
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      286,746          4,846,002
-----------------------------------------------------------------------------
                                                 6,224,147        112,878,819

Shares
repurchased                                     (2,504,865)       (45,375,018)
-----------------------------------------------------------------------------
Net increase                                     3,719,282       $ 67,503,801
-----------------------------------------------------------------------------

                                                             Six months ended
                                                            December 31, 1998
-----------------------------------------------------------------------------
Class Y                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      1,485,178        $27,298,629
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      245,463          4,615,349
-----------------------------------------------------------------------------
                                                 1,730,641         31,913,978

Shares
repurchased                                     (1,376,781)       (24,982,575)
-----------------------------------------------------------------------------
Net increase                                       353,860        $ 6,931,403
-----------------------------------------------------------------------------

                                                                   Year ended
                                                                June 30, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,562,355        $66,835,897
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      357,524          6,077,838
-----------------------------------------------------------------------------
                                                 3,919,879         72,913,735

Shares
repurchased                                     (1,857,165)       (33,775,773)
-----------------------------------------------------------------------------
Net increase                                     2,062,714        $39,137,962
-----------------------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President and Fund Manager

Omid Kamshad
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109
www.putnaminv.com

BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

SA009-49325 841/524/891/2BA 2/99



PUTNAM INVESTMENTS                                    [SCALE LOGO OMITTED]
--------------------------------------------------------------------------
Putnam International Growth Fund
Supplement to Semiannual Report dated 12/31/98

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings.
Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
--------------------------------------------------------------------------
Total return:                             NAV

Six months ended 12/31/98                 -0.73%
One year ended 12/31/98                   19.26
Life of class (since 7/12/96)             61.22
Annual average                            20.60
--------------------------------------------------------------------------
Share value:                              NAV

6/30/98                                   $20.05
12/31/98                                   19.28
--------------------------------------------------------------------------
Distributions:     No.       Income       Capital gains       Total
                    1       $ 0.025          $ 0.360         $ 0.385
--------------------------------------------------------------------------
Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.